Bank loans: Credit lines (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)	Oct. 15, 2021 MXN ($)	Sep. 29, 2021 MXN ($)	Jun. 29, 2020 MXN ($)
Bank loans:
Credit line used	$ 6,415,986	$ 11,229,606
Principle amortization	(1,498,076)	(4,429,334)
Commissions and interest - Net	17,675	27,207
Short Term	1,492,781	224,472
Long-Term	9,891,961	6,598,397
Long- term	3,442,804	6,603,006
Fair value	4,836,530	6,324,474
Mexico
Bank loans:
Credit line used	4,650,000	8,630,000
Principle amortization	(650,000)	(3,980,000)
Commissions and interest - Net	(7,865)	(19,278)
Short Term	1,486,817	6,964
Long- term	2,505,318	4,623,758
Fair value	4,160,699	4,680,422
Colombia (Airplan)
Bank loans:
Credit line used	1,765,986	2,390,983	$ 167,897,539		$ 335,925,853
Principle amortization	(848,076)	(240,711)
Commissions and interest - Net	25,540	46,485
Short Term	5,964	217,508
Long- term	937,486	1,979,248
Fair value	675,831	1,644,052
Puerto Rico (Aerostar)
Bank loans:
Credit line used		208,623		$ 10,000
Principle amortization		(208,623)
Santandar | Mexico
Bank loans:
Credit line used		2,000,000
Principle amortization		(2,000,000)
Santandar New | Mexico
Bank loans:
Credit line used	2,650,000	2,650,000					$ 2,650,000
Principle amortization	(650,000)
Commissions and interest - Net	(5,999)	(10,716)
Short Term	1,326,362	1,062
Long- term	667,639	2,638,222
Fair value	2,098,793	2,660,990
BBVA Bancomer, S. A. | Mexico
Bank loans:
Credit line used	2,000,000	2,000,000
Commissions and interest - Net	(1,866)	(8,562)
Short Term	160,455	5,902
Long- term	1,837,679	1,985,536
Fair value	2,061,906	2,019,432
BBVA Bancomer, S.A. New | Mexico
Bank loans:
Credit line used		1,980,000				$ 2,000,000
Principle amortization		(1,980,000)
Bancolombia | Colombia (Airplan)
Bank loans:
Credit line used	602,121	801,230	57,238,256		111,750,000,000
Principle amortization	(289,119)	(68,086)
Commissions and interest - Net	8,922	16,673
Short Term	2,035	74,704
Long- term	319,889	675,113
Fair value	230,399	560,472
Bancolombia one | Colombia (Airplan)
Bank loans:
Credit line used		40,995			8,128,400
Principle amortization		(40,995)
Banco Popular De Puerto Rico | Mexico
Bank loans:
Credit line used								$ 1,500,000
Banco Popular De Puerto Rico | Puerto Rico (Aerostar)
Bank loans:
Credit line used		208,623		$ 10,000
Principle amortization		(208,623)
CorpBanca Columbia | Colombia (Airplan)
Bank loans:
Credit line used	409,717	545,168	38,922,014		75,990,000
Principle amortization	(196,601)	(46,298)
Commissions and interest - Net	6,858	11,718
Short Term	1,383	50,191
Long- term	218,591	460,397
Fair value	156,671	381,121
Banco Davivienda | Colombia (Airplan)
Bank loans:
Credit line used	361,391	480,881	34,342,946		67,049,985
Principle amortization	(173,471)	(40,851)
Commissions and interest - Net	5,697	10,081
Short Term	1,220	44,471
Long- term	192,397	405,640
Fair value	138,239	336,283
Banco de Bogota | Colombia (Airplan)
Bank loans:
Credit line used	148,402	197,490	14,118,353		27,564,211
Principle amortization	(71,314)	(16,794)
Commissions and interest - Net	1,864	3,613
Short Term	501	18,350
Long- term	78,451	165,959
Fair value	56,830	138,250
Banco de Occidente | Colombia (Airplan)
Bank loans:
Credit line used	148,400	197,487	14,118,362		27,564,228
Principle amortization	(71,314)	(16,794)
Commissions and interest - Net	1,859	3,497
Short Term	501	18,240
Long- term	78,444	165,949
Fair value	56,830	138,250
Banco Popular | Colombia (Airplan)
Bank loans:
Credit line used	31,909	42,485	3,052,194		5,959,029
Principle amortization	(15,417)	(3,631)
Commissions and interest - Net	(97)	(57)
Short Term	108	3,755
Long- term	16,287	35,041
Fair value	12,286	29,892
Banco AV Villas | Colombia (Airplan)
Bank loans:
Credit line used	32,135	42,759	3,052,707		5,960,000
Principle amortization	(15,420)	(3,631)
Commissions and interest - Net	539	937
Short Term	108	3,954
Long- term	17,146	36,110
Fair value	12,288	29,892
Servicios Financieros | Colombia (Airplan)
Bank loans:
Credit line used	31,911	42,490	$ 3,052,707		$ 5,960,000
Principle amortization	(15,420)	(3,631)
Commissions and interest - Net	(102)	23
Short Term	108	3,843
Long- term	16,281	35,039
Fair value	$ 12,288	$ 29,892